34. Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations
Schedule of balance sheet and consolidated statements of Via Varejos cash flows before eliminations

Following are the balance sheet and consolidated statements of Via Varejo's cash flows before eliminations, including effects of purchase price allocation on the acquisitions of Globex and Casa Bahia:

Balance sheet (*):
05.31.2019
Assets
Current
Total current assets	9,871
Non-current
Total non-current assets	16,266
Total assets	26,137

Liabilities
Current
Total current liabilities	13,484

Non-current
Total non-current liabilities	7,375
Shareholders’ equity	5,278
Total liabilities and shareholders’ equity	26,137

(*) Prior to elimination of GPA related party balances.

Cash flow:	05.31.2019	12.31.2018

Cash flow provided by (used in) operating activities	(2,640)	1,609
Net cash provided by (used in) investing activities	(234)	(590)
Net cash provided by (used in) financing activities	(651)	(867)
Cash variation in the period	(3,525)	152

Schedule of sendas result as discontinued operation of cash flow statement and income statement

The breakdown of profit from discontinued operations presented in the consolidated income statement of the Company is as follows:

	05.31.2019	12.31.2018

Net operating revenue	10,527	26,928
Net income before income tax and social contribution	169	341
Income tax and social contribution	(119)	(101)
Net income for the period	50	240

Cash flow:	12.31.2020	12.31.2019	12.31.2018

Cash flow provided by operating activities	4,191	(5,560)	1,548
Net cash used in investing activities	(695)	(965)	(925)
Net cash used in financing activities	(1,827)	6,986	(97)
Cash variation in the year	1,669	461	526
	12.31.2020	12.31.2019	12.31.2018

Net operating revenue	35,950	27,806	22,900
Net income before income tax and social contribution	1,315	1,128	1,487
Income tax and social contribution	(312)	(367)	(455)

Net income for the period	1,003	761	1,032

c) Composition of discontinued operations
	12.31.2020	12.31.2019	12.31.2018
Net income Via Varejo	-	50	240
Net income - Sendas	1,003	761	1,032
Other results from discontinued operations	84	(100)	(112)
Gain on the sale of discontinued operations (note 12.4)	-	398	-
Net income from discontinued operations presented in the consolidated income statement of the Company	1,087	1,109	1,160

Attributable:
Controlling shareholders of the Company	1,087	1,077	1,025
Participation of non-controlling shareholders	-	32	135